ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities consist of the following:

	2023	2022
	$	$
Trade accounts payable	428,677	261,493
GST payable	60,541	51,400
	489,218	312,893